Warranty Provision	12 Months Ended
Mar. 31, 2015
Guarantees [Abstract]
Warranty Provision
13.	WARRANTY PROVISION

Included in other accrued liabilities are warranty provisions of US$871,000, US$869,734 and US$403,627 as of March 31, 2015, 2014 and 2013, respectively, none of which are from discontinued operations. The Company’s warranty activity during the fiscal years ended March 31, 2015, 2014 and 2013 is summarized below:

	Fiscal years ended
	March 31, 2015	March 31, 2014	March 31, 2013
	US$	US$	US$
Balance at beginning of fiscal year	869,734	403,627	729,528
Additional provision	173,500	485,229	—
Reversal of unutilized amounts	(172,234)	(19,122)	(325,901)

Balance at end of fiscal year	871,000	869,734	403,627